Significant Events - Strategic Investment by Brookfield (Details) - CAD ($) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	May 25, 2019	May 01, 2019	Mar. 25, 2019	Oct. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Proceeds on sale of Wintering Hills facility and Solomon disposition (Note 4)					$ 0.0	$ 2.0	$ 478.0
7% Unsecured Subordinated Debentures Due May 1, 2039
Investment [Line Items]
Interest rate		7.00%			7.00%
Investment Agreement
Investment [Line Items]
Consideration paid (received)					$ 7.5
Commitment fee					15.0
Capital commitments					$ 250.0
Investment Agreement | Brookfield Renewable Partners
Investment [Line Items]
Proceeds on sale of Wintering Hills facility and Solomon disposition (Note 4)	$ 750.0		$ 750.0
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities		$ 350.0		$ 400.0
Proportion of ownership interests held by non-controlling interests					9.00%
Par value per share					$ 10
Fee expected to be paid for advice and recommendations in connection of operations					$ 1.5